Cover	Jul. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2024
Entity File Number	000-54756
Entity Registrant Name	PACIFIC GREEN TECHNOLOGIES INC.
Entity Central Index Key	0001553404
Entity Tax Identification Number	36-4966163
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Suite 10212
Entity Address, Address Line Two	8 The Green
Entity Address, City or Town	Dover
Entity Address, Country	DE
Entity Address, Postal Zip Code	19901
City Area Code	302
Local Phone Number	601-4659
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	PGTK
Security Exchange Name	NONE
Entity Emerging Growth Company	false